Right-of-Use Assets and Operating Lease Liabilties	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Operating Lease Liabilties [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES
10.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES

The carrying amounts of right-of-use assets are as below:

	2024	2023
Balance at January 1,	$2,688,208	$4,171,409
New leases	1,580,321	522,578
Termination of leases	(114,301)	(19,786)
Depreciation expense	(1,861,512)	(2,006,421)
Exchange difference	(24,694)	20,428
Balance at December 31,	$2,268,022	$2,688,208

The total operating lease liabilities are as below:

	As of December 31,
	2024	2023
Current portion	$1,574,537	$1,239,066
Non-current portion	768,174	1,455,857
Operating lease liabilities	$2,342,711	$2,694,923

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2024, 2023 and 2022 was 5.47%, 4.23% and 3.52%, respectively.

During the years ended December 31, 2024, 2023 and 2022, interest expense of $130,092, $114,583 and $89,470 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $1,861,512, $2,006,421 and $1,066,662 respectively during the years ended December 31, 2024, 2023 and 2022.